Basis of Presentation of the Consolidated Financial Statements - IFRS 16 Leases Narrative (Detail) - IFRS 16 [Member] - CLP ($) $ in Thousands		12 Months Ended
	Jan. 01, 2019	Dec. 31, 2019
Disclosure of initial application of standards or interpretations [line items]
Increase in non-current and current liabilities	$ 28,814,142
Weighted average of the incremental borrowing rate used to record lease liabilities	5.50%
Increase in financial expenses associated with new lease liabilities		$ 1,191,645
Increase in depreciation associated with the right of use assets		$ 2,347,661